SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 ReportingSegment OperatingSegment WhollyOwnedEntity	Dec. 31, 2013
Accounting Policies [Abstract]
Number of wholly-owned entities	2
Reserve balances in cash or on deposit with the Federal Reserve Bank	$ 6,575,000	$ 5,849,000
Interest-earning time deposits	1,776,970	1,766,493
Federal Home Loan Bank of Chicago (FHLB) stock	2,887,763	2,887,763
Federal Reserve Bank stock	$ 1,676,700
Number of operating segments	1
Number of reportable segments	1